Condensed Consolidated Statements of Operations (Q2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Net Sales	$ 4,084,000	$ 3,817,000	$ 7,635,000	$ 7,064,000
Cost of Goods Sold	2,421,000	1,384,000	4,082,000	3,329,000
Gross profit	1,663,000	2,433,000	3,553,000	3,735,000
Operating Expenses:
General & Administrative Expense	4,571,000	665,000	6,004,000	1,351,000
Share-Based Compensation Expense	4,006,000	0	4,212,000	0
Sales & Marketing	3,412,000	1,512,000	5,597,000	2,819,000
Other Operating Expenses	937,000	958,000	1,721,000	1,899,000
Total operating expenses	12,926,000	3,135,000	17,534,000	6,069,000
Operating loss	(11,263,000)	(702,000)	(13,981,000)	(2,334,000)
Other Income (Expense)
Interest Expense	(62,000)	(43,000)	(124,000)	(66,000)
Loss on Acquisition	(149,988,000)	0	(149,988,000)	0
Change in Fair Value of Derivative Liability	(193,000)	0	(193,000)	0
Total other expense	(150,243,000)	(43,000)	(150,305,000)	(66,000)
Net loss	(161,506,000)	(745,000)	(164,286,000)	(2,400,000)
Preferred stock dividend	27,000	0	27,000	0
Net loss attributable to Common Stockholders	$ (161,533,000)	$ (745,000)	$ (164,313,000)	$ (2,400,000)
Weighted Average Number of Shares Outstanding (in dollars per share)	30,638,048	11,497,128	21,202,188	11,497,128
Loss per share, basic and diluted (in dollars per share)	$ (5.27)	$ (0.06)	$ (7.75)	$ (0.21)